Note 13 - Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

13.      Related Party Transactions

In June 2006, the Company entered into a Development and Manufacturing Agreement with Stellartech Research Corporation (the “Agreement”). The Agreement was amended on October 4, 2007. Under the Agreement, the Company agreed to purchase 300 generators manufactured by Stellartech. As of December 31, 2014, the Company has purchased 23 units. The price per unit is variable and dependent on the volume and timing of units ordered. In conjunction with the Agreement, Stellartech purchased 300,000 shares of common stock at par value. These shares are subject to a right of repurchase by the Company, which lapse over a four-year period. As of December 31, 2012, none of the shares of common stock were subject to repurchase. Under the Agreement, the Company paid Stellartech $484,000 and $33,000 for goods and services during the years ended December 31, 2014 and 2013, respectively.